Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Entity Central Index Key	0000828806
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 16, 2022
Prospectus Date	Dec. 16, 2022
Investor Class | Invesco Premier Portfolio | Investor Class
Prospectus:
Trading Symbol	IMRXX
Investor Class | Invesco Premier U.S. Government Money Portfolio | Investor Class
Prospectus:
Trading Symbol	FUGXX
Institutional Class | Invesco Premier Portfolio | Institutional Class
Prospectus:
Trading Symbol	IPPXX
Institutional Class | Invesco Premier U.S. Government Money Portfolio | Institutional Class
Prospectus:
Trading Symbol	IUGXX
Personal Investment Class | Invesco Premier Portfolio | Personal Investment Class
Prospectus:
Trading Symbol	IPVXX
Private Investment Class | Invesco Premier Portfolio | Private Investment Class
Prospectus:
Trading Symbol	IPTXX
Reserve Class | Invesco Premier Portfolio | Reserve Class
Prospectus:
Trading Symbol	IRVXX
Resource Class | Invesco Premier Portfolio | Resource Class
Prospectus:
Trading Symbol	IRCXX